UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05802

Putnam Pennsylvania Tax Exempt Income Fund

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Pennsylvania Tax Exempt Income Fund
Class A [PTEPX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.86%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class A shares of Putnam Pennsylvania Tax Exempt Income Fund returned 1.74%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 1	38917-ATSA-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class A	1.74	0.57	1.78
Class A (with sales charge)	-2.33	-0.25	1.37
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$96,873,059
Total Number of Portfolio Holdings*	106
Total Management Fee Paid	$424,218
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 2	38917-ATSA-0725

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
Effective September 5, 2024 (the “Conversion Date”), class B shares of the Fund acquired prior to the Conversion Date converted automatically to class A shares.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 3	38917-ATSA-0725

HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 4	38917-ATSA-0725

Putnam Pennsylvania Tax Exempt Income Fund
Class C [PPNCX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$162	1.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class C shares of Putnam Pennsylvania Tax Exempt Income Fund returned 0.98%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 1	38917-ATSC-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class C	0.98	-0.19	1.15
Class C (with sales charge)	-0.01	-0.19	1.15
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Class C share performance reflects conversion to class A shares after eight years.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$96,873,059
Total Number of Portfolio Holdings*	106
Total Management Fee Paid	$424,218
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 2	38917-ATSC-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 3	38917-ATSC-0725

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 4	38917-ATSC-0725

Putnam Pennsylvania Tax Exempt Income Fund
Class R6 [PPTRX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.59%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class R6 shares of Putnam Pennsylvania Tax Exempt Income Fund returned 2.01%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 1	38917-ATSR6-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class R6	2.01	0.85	2.04
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 5/22/2018. Returns for periods before 5/22/2018 are based on the Fund’s Class Y performance, which has not been adjusted for the lower operating expenses; had it been adjusted, performance would have been higher. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$96,873,059
Total Number of Portfolio Holdings*	106
Total Management Fee Paid	$424,218
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 2	38917-ATSR6-0725

WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 3	38917-ATSR6-0725

This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 4	38917-ATSR6-0725

Putnam Pennsylvania Tax Exempt Income Fund
Class Y [PPTYX]
Annual Shareholder Report | May 31, 2025

This annual shareholder report contains important information about Putnam Pennsylvania Tax Exempt Income Fund for the period June 1, 2024, to May 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$62	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended May 31, 2025, Class Y shares of Putnam Pennsylvania Tax Exempt Income Fund returned 1.99%. The Fund compares its performance to the Bloomberg Municipal Bond Index, which returned 2.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight BBB rated bonds
↑	Underweight to AAA rated bonds
↑	Security selection in AAA rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Underweight to municipal bonds with two- to five-years to maturity
↓	Security selection in A rated bonds
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 1	38917-ATSY-0725

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 5/31/2015 — 5/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended May 31, 2025

	1 Year	5 Year	10 Year
Class Y	1.99	0.82	2.03
Bloomberg Municipal Bond Index	2.03	0.55	2.13
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of May 31, 2025)

Total Net Assets	$96,873,059
Total Number of Portfolio Holdings*	106
Total Management Fee Paid	$424,218
Portfolio Turnover Rate	11%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of May 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 2	38917-ATSY-0725

HOW HAS THE FUND CHANGED?
On May 31, 2023, Franklin Resources, Inc. (“Franklin Templeton”) and Great-West Lifeco Inc., the parent company of Putnam U.S. Holdings I, LLC (“Putnam Holdings”), announced that they had entered into a definitive agreement for a subsidiary of Franklin Templeton to acquire Putnam Holdings in a stock and cash transaction (the “Transaction”). The Transaction was completed on January 1, 2024. As part of the Transaction, your Fund’s then-current investment advisor, Putnam Investment Management, LLC (“Putnam Management”), a wholly-owned subsidiary of Putnam Holdings, and your Fund’s then-current sub-advisor, Putnam Investments Limited (“PIL”), an indirect, wholly-owned subsidiary of Putnam Holdings, became indirect, wholly-owned subsidiaries of Franklin Templeton. In connection with the Transaction, shareholders of your Fund approved a new management contract with Putnam Management and a new sub-advisory contract with PIL. The new contracts were identical to the previous contracts, except for the effective dates, initial terms, updates to fund names as necessary to reflect previous name changes, and certain non-substantive changes.
Effective July 15, 2024, Putnam Management transferred its management contract for your Fund to Franklin Advisers, Inc. (“Franklin Advisers”), and Franklin Advisers replaced Putnam Management as the investment advisor to your Fund. In connection with the transfer, your Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Franklin Advisers. Putnam Management also transferred to Franklin Advisers its sub-management agreement with PIL in respect of your Fund. Franklin Advisers is an indirect, wholly-owned subsidiary of Franklin Templeton. In addition, effective July 15, 2024, Franklin Advisers retained Putnam Management as a sub-advisor to your Fund pursuant to a new subadvisory agreement.
Effective November 1, 2024 (the “Effective Date”), PIL, a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Templeton (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective May 30, 2025, the portfolio managers for the Fund are John Bonelli, Michael Conn, Garrett Hamilton, Christopher Sperry and John Wiley.
At a meeting on May 16, 2025, the Board of Trustees of the Putnam Funds (the “Board”) approved the conversion of the Fund into an exchange traded fund through the reorganization of the Fund with and into a newly-organized exchange traded fund (the “ETF”). Pursuant to an Agreement and Plan of Reorganization (the “Plan”) approved by the Board, the reorganization of the Fund will consist of (1) the transfer of substantially all of the Fund’s assets, subject to its liabilities, to the ETF in return for shares of the ETF; and (2) the distribution of the ETF shares to the Fund’s shareholders in complete liquidation of the Fund. Completion of the reorganization is subject to a number of conditions under the Plan. Fund shareholders are not required to approve and will not be asked to vote on the reorganization. Subject to regulatory approvals, Fund shareholders will receive on or around August 7, 2025, a prospectus/information statement describing in detail both the reorganization and the ETF and a summary of the Board’s considerations in approving the reorganization. It is anticipated that the reorganization would occur in or around the fourth quarter of 2025 or the first quarter of 2026.
This is a summary of certain changes to the Fund since June 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by October 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Putnam Pennsylvania Tax Exempt Income Fund	PAGE 3	38917-ATSY-0725

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Gregory G. McGreevey and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Gregory G. McGreevey and Manoj P. Singh as the Audit Committee’s financial experts. Gregory G. McGreevey and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending May 31, 2024 and May 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $43,503 in May 31, 2024 and $38,672 in May 31, 2025.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in May 31, 2024 and $0 in May 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $7,657 in May 31, 2024 and $12,762 in May 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in May 31, 2024 and $0 in May 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $664,363 in May 31, 2024 and $489,647 in May 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.
(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam
Pennsylvania
Tax Exempt Income
Fund
Financial Statements and Other Important Information
Annual | May 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 10
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 25
Tax Information 26
Changes In and Disagreements with Accountants 27
Results of Meeting(s) of Shareholders 27
Remuneration Paid to Directors, Officers and Others 27
Board Approval of Management and Subadvisory Agreements 27

Putnam Pennsylvania Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.45 $8.41 $8.72 $9.61 $9.22
Income from investment operations
a
:
Net investment income
b
......................... 0.27 0.25 0.22 0.19 0.21
Net realized and unrealized gains (losses) ........... (0.12) 0.04 (0.31) (0.89) 0.38
Total from investment operations .................... 0.15 0.29 (0.09) (0.70) 0.59
Less distributions from:
Net investment income .......................... (0.27) (0.25) (0.22) (0.19) (0.20)
Net asset value, end of year ....................... $8.33 $8.45 $8.41 $8.72 $9.61
Total return
c
................................... 1.74% 3.47% (0.95)% (7.35)% 6.50%
Ratios to average net assets
Expenses
d
.................................... 0.86% 0.89% 0.87% 0.83% 0.84%
Net investment income ........................... 3.18% 2.94% 2.64% 2.08% 2.16%
Supplemental data
Net assets , end of year (000’s) ..................... $81,911 $87,908 $96,734 $106,419 $128,422
Portfolio turnover rate ............................ 11% 22% 19% 21% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Pennsylvania Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.45 $8.41 $8.73 $9.62 $9.22
Income from investment operations
a
:
Net investment income
b
......................... 0.21 0.19 0.16 0.12 0.13
Net realized and unrealized gains (losses) ........... (0.12) 0.03 (0.32) (0.89) 0.40
Total from investment operations .................... 0.09 0.22 (0.16) (0.77) 0.53
Less distributions from:
Net investment income .......................... (0.21) (0.18) (0.16) (0.12) (0.13)
Net asset value, end of year ....................... $8.33 $8.45 $8.41 $8.73 $9.62
Total return
c
................................... 0.98% 2.69% (1.82)% (8.04)% 5.81%
Ratios to average net assets
Expenses
d
.................................... 1.61% 1.64% 1.62% 1.58% 1.59%
Net investment income ........................... 2.44% 2.18% 1.88% 1.34% 1.42%
Supplemental data
Net assets , end of year (000’s) ..................... $2,842 $3,638 $5,036 $7,908 $7,847
Portfolio turnover rate ............................ 11% 22% 19% 21% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Pennsylvania Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.46 $8.42 $8.74 $9.63 $9.23
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.27 0.25 0.22 0.23
Net realized and unrealized gains (losses) ........... (0.12) 0.04 (0.32) (0.89) 0.40
Total from investment operations .................... 0.18 0.31 (0.07) (0.67) 0.63
Less distributions from:
Net investment income .......................... (0.30) (0.27) (0.25) (0.22) (0.23)
Net asset value, end of year ....................... $8.34 $8.46 $8.42 $8.74 $9.63
Total return .................................... 2.01% 3.75% (0.80)% (7.05)% 6.89%
Ratios to average net assets
Expenses
c
..................................... 0.59% 0.61% 0.59% 0.56% 0.57%
Net investment income ........................... 3.46% 3.21% 2.91% 2.40% 2.43%
Supplemental data
Net assets , end of year (000’s) ..................... $591 $813 $848 $886 $298
Portfolio turnover rate ............................ 11% 22% 19% 21% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Pennsylvania Tax Exempt Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended May 31,
2025 2024 2023 2022 2021
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.46 $8.42 $8.73 $9.63 $9.23
Income from investment operations
a
:
Net investment income
b
......................... 0.30 0.27 0.25 0.22 0.23
Net realized and unrealized gains (losses) ........... (0.13) 0.04 (0.31) (0.90) 0.40
Total from investment operations .................... 0.17 0.31 (0.06) (0.68) 0.63
Less distributions from:
Net investment income .......................... (0.29) (0.27) (0.25) (0.22) (0.23)
Net asset value, end of year ....................... $8.34 $8.46 $8.42 $8.73 $9.63
Total return .................................... 1.99% 3.73% (0.70)% (7.20)% 6.87%
Ratios to average net assets
Expenses
c
..................................... 0.61% 0.64% 0.62% 0.58% 0.59%
Net investment income ........................... 3.43% 3.18% 2.88% 2.33% 2.41%
Supplemental data
Net assets , end of year (000’s) ..................... $11,529 $10,776 $12,245 $14,990 $17,781
Portfolio turnover rate ............................ 11% 22% 19% 21% 12%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments, May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 96.9%
Ohio 0.8%
Ohio Higher Educational Facility Commission ,
Otterbein Homes Obligated Group , Revenue , 2023 , Refunding , 4% , 7/01/33 ...... $ 390,000 $ 391,205
Otterbein Homes Obligated Group , Revenue , 2023 , Refunding , 4% , 7/01/34 ...... 405,000 403,491
794,696
Pennsylvania 91.3%
Adams County General Authority , Brethren Home Community Obligated Group (The) ,
Revenue , 2024 A , Refunding , 5% , 6/01/54 ............................... 500,000 460,434
Allegheny County Airport Authority ,
Revenue , 2021 A , AGMC Insured , 4% , 1/01/46 ............................ 750,000 650,775
Revenue , 2023 B , AGMC Insured , 5.25% , 1/01/53 ......................... 1,000,000 1,030,170
Revenue , 2025 A , AGMC Insured , 5.5% , 1/01/50 .......................... 1,000,000 1,044,628
Allegheny County Hospital Development Authority , Allegheny Health Network Obligated
Group , Revenue , 2018 A , Refunding , 4% , 4/01/44 ......................... 2,000,000 1,733,592
a
Allentown Commercial and Industrial Development Authority , Executive Education
Academy Charter School , Revenue , 144A, 2024 , Refunding , 5% , 7/01/45 ........ 550,000 517,134
Bellefonte Area School District , GO , 2024 A , Refunding , 5% , 5/15/48 ............. 1,000,000 1,021,130
Bethlehem Redevelopment Authority , Moravian University Obligated Group , Revenue ,
2024 , 5.5% , 10/01/54 ............................................... 1,500,000 1,511,576
Bucks County Industrial Development Authority , Delaware Valley University , Revenue ,
2022 B , Refunding , 5% , 11/01/42 ...................................... 250,000 222,398
Cheltenham Township Industrial Development Authority , Arcadia University , Revenue ,
2024 , Refunding , 5.75% , 4/01/54 ...................................... 350,000 326,620
Chester County Industrial Development Authority ,
Collegium Charter School , Revenue , 2017 A , 5.125% , 10/15/37 ............... 225,000 218,241
a
Collegium Charter School , Revenue , 144A, 2022 , Refunding , 6% , 10/15/52 ...... 750,000 750,242
University Student Housing LLC , Revenue , 2013 A , 5% , 8/01/45 ............... 1,000,000 898,517
City of Erie Higher Education Building Authority , Gannon University , Revenue , 2016 ,
Refunding , 5% , 5/01/34 ............................................. 750,000 753,700
City of Philadelphia ,
GO , 2017 A , Refunding , 5% , 8/01/37 ................................... 500,000 510,469
GO , 2019 B , 5% , 2/01/37 ............................................ 1,250,000 1,300,100
Airport , Revenue , 2021 , Refunding , AGMC Insured , 4% , 7/01/40 .............. 300,000 280,687
Airport , Revenue , 2021 , Refunding , AGMC Insured , 4% , 7/01/41 .............. 400,000 368,569
Water & Wastewater , Revenue , 2020 A , Refunding , 5% , 11/01/45 .............. 1,000,000 1,020,962
City of Pittsburgh , GO , 2024 , 5% , 9/01/44 ................................. 400,000 412,248
Commonwealth Financing Authority ,
Revenue , 2018 , 5% , 6/01/33 ......................................... 1,000,000 1,031,495
Revenue , 2018 , 5% , 6/01/34 ......................................... 1,000,000 1,027,971
Commonwealth of Pennsylvania , GO, First Series , 2023-1 , 4% , 9/01/43 .......... 1,235,000 1,170,298
County of Delaware , GO , 2024 , 5% , 8/01/48 ............................... 1,000,000 1,022,572
Cumberland County Municipal Authority ,
Asbury Pennsylvania Obligated Group , Revenue , 2019 , Refunding , 5% , 1/01/45 ... 500,000 440,099
Lutheran Senior Services East Obligated Group , Revenue , 2016 , Refunding , 5% ,
1/01/32 ........................................................ 700,000 700,185
Cumberland Valley School District , GO , 2023 A , AGMC Insured , 5% , 11/15/44 ...... 1,500,000 1,540,839
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 1,230,000 1,230,039
Erie City Water Authority , Revenue , 2018 A , Refunding , AGMC Insured , 5% , 12/01/43 1,000,000 1,017,078
Geisinger Authority , Kaiser Obligated Group , Revenue , 2017 A-2 , Refunding , 5% ,
2/15/39 ......................................................... 2,155,000 2,154,909
Governor Mifflin School District , GO , 2020 A , 4% , 4/01/39 ..................... 1,000,000 970,191
Highlands School District ,
GO , 2023 , AGMC Insured , 4% , 4/15/40 ................................. 500,000 478,009
GO , 2023 , AGMC Insured , 4% , 4/15/43 ................................. 700,000 658,350
Interboro School District , GO , 2024 , AGMC Insured , 5.5% , 8/15/63 .............. 2,250,000 2,341,522

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Lackawanna County Industrial Development Authority , University of Scranton ,
Revenue , 2017 , Refunding , 4% , 11/01/40 ................................ $ 1,500,000 $ 1,372,042
Lancaster County Convention Center Authority , County of Lancaster Hotel Tax ,
Revenue , 2022 B , Refunding , 4% , 5/01/49 ............................... 1,000,000 877,325
Lancaster County Hospital Authority ,
Landis Homes Obligated Group , Revenue , 2015 A , Refunding , 5% , 7/01/45 ...... 1,000,000 927,083
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2023 , Refunding ,
5.125% , 11/01/38 ................................................ 1,000,000 1,047,668
b
Masonic Villages of the Grand Lodge of Pennsylvania , Revenue , 2025 A , Refunding ,
5% , 11/01/35 ................................................... 470,000 508,417
Moravian Manors Obligated Group , Revenue , 2019 A , 5% , 6/15/44 ............. 1,235,000 1,086,677
Moravian Manors Obligated Group , Revenue , 2019 A , 5% , 6/15/49 ............. 1,000,000 842,661
Penn State Health Obligated Group , Revenue , 2021 , 5% , 11/01/51 ............. 1,500,000 1,458,612
St. Anne's Retirement Community Obligated Group , Revenue , 2020 , Refunding , 5% ,
3/01/45 ........................................................ 500,000 418,597
Lancaster Industrial Development Authority ,
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/51 ........ 500,000 388,282
Landis Homes Obligated Group , Revenue , 2021 , Refunding , 4% , 7/01/56 ........ 1,030,000 775,909
Willow Valley Communities Obligated Group , Revenue , 2019 , 4% , 12/01/49 ...... 1,550,000 1,229,425
Lancaster Municipal Authority , Garden Spot Village Obligated Group , Revenue , 2024 A ,
Refunding , 5% , 5/01/44 ............................................. 1,000,000 994,531
Lehigh County General Purpose Authority , Muhlenberg College , Revenue , 2024 ,
Refunding , 5.25% , 2/01/54 ........................................... 1,600,000 1,599,509
Montgomery County Industrial Development Authority ,
ACTS Retirement-Life Communities, Inc. Obligated Group , Revenue , 2020 C , 4% ,
11/15/43 ....................................................... 550,000 480,934
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/36 .. 965,000 901,029
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/41 .. 425,000 369,242
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/46 .. 625,000 526,844
Public School of Germantown (The) , Revenue , 2021 A , Refunding , 4% , 10/01/51 .. 800,000 645,860
Pennsbury School District , GO , 2024 , 5% , 8/01/44 .......................... 1,000,000 1,029,478
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund , Revenue , 2022 , AGMC
Insured , 5.75% , 12/31/62 .......................................... 400,000 412,774
PA Bridges Finco LP , Revenue , 2015 , 5% , 12/31/34 ........................ 250,000 251,053
Philadelphia Water Department , Revenue , 2020 , Refunding , 4% , 1/01/29 ........ 650,000 656,104
Procter & Gamble Co. (The) , Revenue , 2001 , 5.375% , 3/01/31 ................ 1,155,000 1,266,648
UPMC Obligated Group , Revenue , 2022 A , Refunding , 5% , 2/15/38 ............ 1,750,000 1,815,784
UPMC Obligated Group , Revenue , 2022 A , Refunding , 5% , 2/15/39 ............ 1,500,000 1,546,310
c
Pennsylvania Finance Authority , Revenue , 2004 B , AMBAC Insured , 3.57%, 12/01/27 1,000,000 915,882
Pennsylvania Higher Educational Facilities Authority ,
Drexel University , Revenue , 2017 , Refunding , 4% , 5/01/34 ................... 1,250,000 1,206,929
Thomas Jefferson University Obligated Group , Revenue , 2024 B-2 , Refunding , 5.5% ,
11/01/54 ....................................................... 1,000,000 1,030,115
University Properties, Inc. , Revenue , 2016 A , Refunding , 5% , 7/01/35 ........... 730,000 687,759
Pennsylvania State University (The) , Revenue , 2020 A , 5% , 9/01/45 ............. 2,200,000 2,241,352
Pennsylvania Turnpike Commission ,
Revenue , 2014 A , 4.75% , 12/01/37 .................................... 1,000,000 1,010,547
Revenue , 2017 B-1 , 5% , 6/01/42 ...................................... 675,000 681,213
Revenue , 2025 A , 5.25% , 12/01/55 .................................... 1,000,000 1,035,126
c
Oil Franchise Tax , Revenue , 2009 C , 4.58%, 12/01/38 ...................... 3,000,000 1,627,507
Philadelphia Authority for Industrial Development ,
Independence Charter School West , Revenue , 2019 , 5% , 6/15/50 ............. 1,375,000 1,177,168
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/40 ............ 615,000 607,482
MaST Community Charter School II , Revenue , 2020 A , 5% , 8/01/50 ............ 1,050,000 998,050

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Philadelphia Authority for Industrial Development, (continued)
a
Philadelphia Performing Arts Charter School , Revenue , 144A, 2020 , Refunding , 5% ,
6/15/40 ........................................................ $ 1,000,000 $ 958,971
St. Joseph's University , Revenue , 2017 , 5% , 11/01/47 ...................... 1,000,000 974,129
St. Joseph's University , Revenue , 2022 , 5.5% , 11/01/60 ..................... 1,000,000 1,023,558
a
University Plaza Associates , Revenue , 144A, 2017 , III , Pre-Refunded , 5.25% ,
12/01/47 ....................................................... 300,000 309,419
Philadelphia Gas Works Co. , Revenue , 15th , Refunding , 5% , 8/01/47 ............ 2,500,000 2,500,393
Pittsburgh School District , GO , 2021 , 3% , 9/01/38 ........................... 995,000 831,147
Redevelopment Authority of the City of Philadelphia , City of Philadelphia , Revenue ,
2023 B , 5% , 9/01/43 ............................................... 1,250,000 1,284,956
School District of Philadelphia (The) ,
GO , 2015 A , Refunding , 5% , 9/01/34 ................................... 1,000,000 1,003,674
GO , 2016 F , Refunding , 5% , 9/01/36 ................................... 1,000,000 1,017,083
GO , 2018 A , 5% , 9/01/33 ............................................ 1,575,000 1,638,845
School District of the City of Erie (The) , GO , 2019 A , AGMC Insured , 4% , 4/01/33 ... 1,150,000 1,158,777
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/52 1,750,000 1,787,087
Sports & Exhibition Authority of Pittsburgh & Allegheny County ,
Revenue , 2017 , 5% , 12/15/35 ........................................ 625,000 638,263
Revenue , 2017 , 5% , 12/15/37 ........................................ 1,000,000 1,015,465
West Cornwall Township Municipal Authority ,
Lebanon Valley Brethren Home Obligated Group , Revenue , 2021 A , Refunding , 4% ,
11/15/36 ....................................................... 365,000 340,034
Lebanon Valley Brethren Home Obligated Group , Revenue , 2021 A , Refunding , 4% ,
11/15/41 ....................................................... 505,000 440,421
Lebanon Valley Brethren Home Obligated Group , Revenue , 2021 A , Refunding , 4% ,
11/15/46 ....................................................... 525,000 427,842
West Shore Area Authority , Messiah Lifeways Obligated Group , Revenue , 2015 A ,
Refunding , 5% , 7/01/35 ............................................. 500,000 495,490
Wilkes-Barre Area School District , GO , 2019 , BAM Insured , 5% , 4/15/59 .......... 2,000,000 2,001,733
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 1,400,000 1,122,834
88,433,798
South Carolina 0.7%
South Carolina Jobs-Economic Development Authority , Bon Secours Mercy Health,
Inc. , Revenue , 2020 A , Refunding , 4% , 12/01/44 .......................... 730,000 649,563
Texas 0.2%
a ,d
Beaumont Housing Authority , Revenue, Senior Lien , 144A, 2025 A , 6.5% , 7/01/55 ... 200,000 193,501
Virgin Islands 0.3%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/30 ............... 320,000 326,848
Washington 0.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding , 6.75% ,
12/01/44 ........................................................ 600,000 655,464
U.S. Territories 2.9%
Guam 2.1%
Territory of Guam ,
GO , 2019 , 5% , 11/15/31 ............................................. 515,000 523,192
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,300,000 1,149,679
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/40 ............. 425,000 425,223
2,098,094

Putnam Pennsylvania Tax Exempt Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 24 .
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 0.8%
Commonwealth of Puerto Rico ,
GO , 2022 A-1 , 4% , 7/01/37 .......................................... $ 350,000 $ 323,503
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 500,000 428,708
752,211
Total U.S. Territories .................................................................... 2,850,305
Total Municipal Bonds (Cost $ 98,683,492 ) ......................................
93,904,175
a a a a
Short Term Investments 2.7%
Municipal Bonds 0.6%
Pennsylvania 0.6%
e
Lancaster County Hospital Authority , Masonic Villages of the Grand Lodge of
Pennsylvania , Revenue , D , Refunding , LOC JPMorgan Chase Bank NA , Daily VRDN
and Put , 3% , 7/01/34 ............................................... 620,000 620,000
Total Municipal Bonds (Cost $ 620,000 ) .........................................
620,000
U.S. Government and Agency Securities 0.1%
c
U.S. Treasury Bills , 4 .18% , 10/02/25 ..................................... 100,000 98,580
Total U.S. Government and Agency Securities (Cost $ 98,616 ) .....................
98,580
Shares
a
Money Market Funds 2.0%
f,g
Putnam Short Term Investment Fund, Class P , 4.555% ....................... 1,892,381 1,892,381
Total Money Market Funds (Cost $ 1,892,381 ) ...................................
1,892,381
Total Short Term Investments (Cost $ 2,610,997 ) .................................
2,610,961
a
Total Investments (Cost $ 101,294,489 ) 99.6% ...................................
$96,515,136
Other Assets, less Liabilities 0.4% .............................................
357,923
Net Assets 100.0% ...........................................................
$96,873,059
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2025, the aggregate value of these securities was $2,729,267, representing 2.8% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis. See Note 1 ( b ).
c
The rate shown represents the yield at period end.
d
Security purchased on a when-issued basis. See Note 1 ( b ).
e
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
f
See Note 3 ( g ) regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Putnam Pennsylvania Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Pennsylvania
Tax Exempt
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $99,402,108
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 1,892,381
Value - Unaffiliated issuers .................................................................. $94,622,755
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 1,892,381
Cash .................................................................................... 2
Receivables:
Capital shares sold ........................................................................ 66,843
Dividends and interest ..................................................................... 1,246,749
Prepaid expenses .......................................................................... 34,933
Total assets .......................................................................... 97,863,663
Liabilities:
Payables:
Investment securities purchased .............................................................. 699,539
Capital shares redeemed ................................................................... 74,401
Management fees ......................................................................... 33,445
Administrative fees ........................................................................ 289
Distribution fees .......................................................................... 19,867
Transfer agent fees ........................................................................ 17,299
Professional fees ......................................................................... 56,410
Trustees' fees and expenses ................................................................. 44,085
Distributions to shareholders ................................................................. 14,620
Accrued expenses and other liabilities ........................................................... 30,649
Total liabilities ......................................................................... 990,604
Net assets, at value ................................................................. $96,873,059
Net assets consist of:
Paid-in capital ............................................................................. $105,600,249
Total distributable earnings (losses) ............................................................. (8,727,190)
Net assets, at value ................................................................. $96,873,059

Putnam Pennsylvania Tax Exempt Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
May 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam
Pennsylvania
Tax Exempt
Income Fund
Class A:
Net assets, at value ....................................................................... $81,911,041
Shares outstanding ........................................................................ 9,835,835
Net asset value per share
a ,b
.................................................................. $8.33
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $8.68
Class C:
Net assets, at value ....................................................................... $2,842,138
Shares outstanding ........................................................................ 341,109
Net asset value and maximum offering price per share
a ,b
............................................ $8.33
Class R6:
Net assets, at value ....................................................................... $590,768
Shares outstanding ........................................................................ 70,844
Net asset value and maximum offering price per share
b
............................................. $8.34
Class Y:
Net assets, at value ....................................................................... $11,529,112
Shares outstanding ........................................................................ 1,382,610
Net asset value and maximum offering price per share
b
............................................. $8.34
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Pennsylvania Tax Exempt Income Fund
Financial Statements
Statement of Operations
for the year ended May 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Putnam
Pennsylvania
Tax Exempt
Income Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 g ) ............................................................. $103,667
Interest:
Unaffiliated issuers ........................................................................ 4,022,647
Total investment income ................................................................... 4,126,314
Expenses:
Management fees (Note 3 a ) ................................................................... 424,218
Administrative fees (Note 3 b ) .................................................................. 1,777
Distribution fees: (Note 3c )
Class A ................................................................................ 216,974
Class B ................................................................................ 26
Class C ................................................................................ 32,012
Transfer agent fees: (Note 3e )
Class A ................................................................................ 62,253
Class B ................................................................................ 2
Class C ................................................................................ 2,297
Class R6 ............................................................................... 391
Class Y ................................................................................ 8,059
Custodian fees (Note 4 ) ...................................................................... 9,440
Reports to shareholders fees .................................................................. 18,610
Registration and filing fees .................................................................... 20,827
Professional fees ........................................................................... 66,635
Trustees' fees and expenses .................................................................. 4,068
Other .................................................................................... 3,596
Total expenses ......................................................................... 871,185
Expense reductions (Note 4 ) ............................................................... (1,931)
Net expenses ......................................................................... 869,254
Net investment income ................................................................ 3,257,060
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (654,821)
Futures contracts ......................................................................... (57,852)
Net realized gain (loss) .................................................................. (712,673)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (563,142)
Net realized and unrealized gain (loss) ............................................................ (1,275,815)
Net increase (decrease) in net assets resulting from operations .......................................... $1,981,245

Putnam Pennsylvania Tax Exempt Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Putnam Pennsylvania Tax Exempt Income
Fund
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $3,257,060 $3,172,592
Net realized gain (loss) ................................................. (712,673) (1,790,819)
Net change in unrealized appreciation (depreciation) ........................... (563,142) 2,165,037
Net increase (decrease) in net assets resulting from operations ................ 1,981,245 3,546,810
Distributions to shareholders:
Class A ............................................................. (2,741,274) (2,684,135)
Class B ............................................................. (78) (858)
Class C ............................................................. (77,001) (91,602)
Class R6 ............................................................ (26,626) (19,824)
Class Y ............................................................. (383,241) (351,069)
Total distributions to shareholders .......................................... (3,228,220) (3,147,488)
Capital share transactions: (Note 2 )
Class A ............................................................. (4,935,167) (9,209,599)
Class B ............................................................. (23,301) (36,813)
Class C ............................................................. (775,686) (1,405,789)
Class R6 ............................................................ (213,850) (36,112)
Class Y ............................................................. 911,311 (1,476,376)
Total capital share transactions ............................................ (5,036,693) (12,164,689)
Net increase (decrease) in net assets ................................... (6,283,668) (11,765,367)
Net assets:
Beginning of year ....................................................... 103,156,727 114,922,094
End of year ........................................................... $96,873,059 $103,156,727

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
1. Organization and Significant Accounting Policies
Putnam Pennsylvania Tax Exempt Income Fund (Fund)
is registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers four classes of shares: Class A, Class C, Class R6 and Class Y.
Class C shares automatically convert to Class A shares on
a monthly basis, after they have been held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective September 5, 2024, all Class B shares were
converted to Class A.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date.

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to interest rate
risk. A futures contract is an agreement between the Fund
and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the
Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement
of Assets and Liabilities. Futures contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note 9 regarding other derivative information.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of May 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
1. Organization and Significant Accounting Policies
(continued)

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At May 31, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 492,489 $4,245,508 439,113 $3,691,988
Shares issued in reinvestment of distributions .......... 289,022 2,486,642 290,764 2,443,530
Shares redeemed ............................... (1,353,719) (11,667,317) (1,828,921) (15,345,117)
Net increase (decrease) .......................... (572,208) $(4,935,167) (1,099,044) $(9,209,599)
Class B Shares:
*
Shares issued in reinvestment of distributions .......... 8 $73 102 $851
Shares redeemed ............................... (2,713) (23,374) (4,453) (37,664)
Net increase (decrease) .......................... (2,705) $(23,301) (4,351) $(36,813)
Class C Shares:
Shares sold ................................... 13,486 $115,746 15,946 $134,584
Shares issued in reinvestment of distributions .......... 8,691 74,860 10,715 90,047
Shares redeemed
a
.............................. (111,557) (966,292) (194,825) (1,630,420)
Net increase (decrease) .......................... (89,380) $(775,686) (168,164) $(1,405,789)
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective July 15, 2024, Putnam Management transferred its management contract with the Fund to Advisers. As a result of the transfer, Advisers replaced Putnam Management as the investment adviser of the Fund. In connection with the transfer, the
Fund’s portfolio managers, along with supporting research analysts and certain other investment staff of Putnam Management, also became employees of Advisers.
In addition, Putnam Management transferred to Advisers the sub-management contract between Putnam Management and
PIL in respect of the Fund.
Year Ended
May 31, 2025
Year Ended
May 31, 2024
Shares Amount Shares Amount
Class R6 Shares:
Shares sold ................................... 21,415 $185,772 36,998 $318,600
Shares issued in reinvestment of distributions .......... 2,653 22,911 2,338 19,705
Shares redeemed ............................... (49,307) (422,533) (43,941) (374,417)
Net increase (decrease) .......................... (25,239) $(213,850) (4,605) $(36,112)
Class Y Shares:
Shares sold ................................... 565,123 $4,830,870 324,842 $2,764,571
Shares issued in reinvestment of distributions .......... 40,979 352,841 39,401 331,499
Shares redeemed ............................... (497,662) (4,272,400) (544,877) (4,572,446)
Net increase (decrease) .......................... 108,440 $911,311 (180,634) $(1,476,376)
*
Effective September 5, 2024, the Fund has terminated its Class B shares.
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investments Limited (PIL) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Retail Management Limited Partnership (Putnam Retail
Management)
Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
The Fund pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by
Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended May 31, 2025, the gross effective investment management fee rate was 0.416% of the Fund’s average daily net assets.
Effective July 15, 2024, Advisers retained Putnam Management as subadvisor for the Fund pursuant to a new subadvisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund.
Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the Fund, which may include a mark-up not to exceed 15% over such costs.
Effective November 1, 2024, under a subadvisory agreement, FTIML provides subadvisory services to the Fund. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund. Prior to November 1, 2024, PIL provided subadvisory services to the Fund. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors, or for periods prior to August 2, 2024, Putnam Retail
Management, for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors and to Putnam Retail Management at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
Annualized Fee Rate Net Assets
0.590% of the first $5 billion,
0.540% of the next $5 billion,
0.490% of the next $10 billion,
0.440% of the next $10 billion,
0.390% of the next $50 billion,
0.370% of the next $50 billion,
0.360% of the next $100 billion and
0.355% of any excess thereafter.
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
For the period from August 2, 2024 through May 31, 2025, Distributors, acting as underwriter, received net commissions of $1,082 from the sale of Class A shares and received no monies and $77 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively. For the period June 1, 2024 through August 1, 2024, Putnam Retail
Management, acting as underwriter, received net commissions of $330 from the sale of Class A shares and received no monies in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively. A deferred sales charge of up to 1.00% is accessed on certain redemptions of Class A shares. For the period from August 2, 2024 through May
31, 2025, Distributors, acting as underwriter, received $600 on Class A redemptions. For the period from June 1, 2024 through
August 1, 2024, Putnam Retail Management, acting as underwriter, received no monies on Class A redemptions.
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class B, Class C and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class B ................................................................... 1.00% 0.85%
Class C ................................................................... 1.00% 1.00%
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended May 31, 2025, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through September 30, 2026, to waive fees and/or reimburse the Fund’s expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund’s average net assets over such fiscal year-to-date period.
i. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended May 31, 2025, these purchase and sale transactions aggregated $620,000 and $–, respectively.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV and its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent and custodian fees, respectively. During the year ended May 31, 2025, the fees were reduced as noted in the Statement of Operations. Effective March 10, 2025, earned credits on custodian fees, if any, are recognized as income.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At May 31, 2025, the capital loss carryforwards were as follows:
During the year ended May 31, 2025, the Fund utilized $82,046 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Putnam Pennsylvania Tax Exempt Income Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.555% ...... $593,597 $21,455,111 $(20,156,327) $— $— $1,892,381 1,892,381 $103,667
Total Affiliated Securities ... $593,597 $21,455,111 $(20,156,327) $— $— $1,892,381 $103,667
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 807,947
Long term ................................................................................ 3,169,259
Total capital loss carryforwards ............................................................... $3,977,206
3. Transactions with Affiliates
(continued)
g. Investments in Affiliated Management Investment Companies
(continued)

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
The tax character of distributions paid during the years ended May 31, 2025 and May 31, 2024 , was as follows:
At May 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of tax straddles.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended May 31, 2025, aggregated
$10,620,038 and $17,309,793, respectively.
7. Credit Risk
At May 31, 2025, the Fund had 8.8% of its portfolio invested in high yield securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations and/or internally, by investment management.
These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories.
Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within those states and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $86,543 $155,328
Tax exempt income ........................................................ 3,141,677 2,992,160
$3,228,220 $3,147,488
Cost of investments .......................................................................... $101,365,166
Unrealized appreciation ........................................................................ $840,142
Unrealized depreciation ........................................................................ (5,690,172)
Net unrealized appreciation (depreciation) .......................................................... $(4,850,030)
Distributable earnings:
Undistributed tax exempt income ................................................................. $114,667
5. Income Taxes
(continued)

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
9. Other Derivative Information
For the year ended May 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended May 31, 2025 , the average month end notional amount of futures contracts represented $626,265 .
See Note 1(c) regarding derivative financial instruments.
10. Upcoming Reorganization
On May 16, 2025, the Board approved a proposal to reorganize the Fund with and into a newly-organized exchange traded fund (ETF). Upon completion of the reorganization, and subject to certain conditions, on or around the fourth quarter of 2025 or the first quarter of 2026, substantially all net assets in the Fund will be transferred into the ETF and ETF shares will be distributed to the Fund’s shareholders in complete liquidation of the Fund.
11. Credit Facility
Effective January 31, 2025, the Fund, together with other U.S. registered and foreign investment Funds (collectively,
Borrowers) managed by Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the reporting period, the Fund did not use the Global Credit
Facility.
Prior to January 31, 2025, the Fund participated, along with other Putnam Funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the Fund based on the Fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating Funds and a $75,000 fee was paid by the participating Funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating Funds based on their relative net assets and paid quarterly. During the reporting period, the Fund had no borrowings against these arrangements.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Putnam Pennsylvania Tax Exempt Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(57,852) Futures contracts $—
Total ....................... $(57,852) $–

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2025, in valuing the Fund's assets carried at fair value, is as follows:
13. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:
Effective July 21, 2025, any front-end sales charges applicable to the purchase of Fund shares or contingent deferred sales charges applicable to the redemption of Fund shares will be waived.
Level 1 Level 2 Level 3 Total
Putnam Pennsylvania Tax Exempt Income Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 93,904,175 $ — $ 93,904,175
Short Term Investments ................... 1,892,381 718,580 — 2,610,961
Total Investments in Securities ........... $1,892,381 $94,622,755 $— $96,515,136
a
For detailed categories, see the accompanying Schedule of Investments.

Putnam Pennsylvania Tax Exempt Income Fund
Notes to Financial Statements

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Annual Report
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
GO
General Obligation
LOC
Letter of Credit

Putnam Pennsylvania Tax Exempt Income Fund
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Putnam Pennsylvania Tax Exempt Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Putnam
Pennsylvania Tax Exempt Income Fund (the “Fund”) as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended May 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
July 21, 2025
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

Putnam Pennsylvania Tax Exempt Income Fund
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended May 31, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $3,141,677
Section 163(j) Interest Earned §163(j) $86,501

Putnam Pennsylvania Tax Exempt Income Fund

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Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

38917-AFSOI 07/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Pennsylvania Tax Exempt Income Fund

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	July 28, 2025

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	July 28, 2025